Fair Value Measurements - Summary of Changes in the Fair Value of Company's Level 3 Financial Instruments (Details) $ in Thousands	7 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Fair value as of May 26, 2022 (initial measurement)	$ 97,714
Gain from change in fair value	(63,881)
Fair value as of December 31, 2022	33,833
Private Placement Warrants
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Fair value as of May 26, 2022 (initial measurement)	3,834
Gain from change in fair value	(2,111)
Fair value as of December 31, 2022	1,723
Earnout Liability
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Fair value as of May 26, 2022 (initial measurement)	93,880
Gain from change in fair value	(61,770)
Fair value as of December 31, 2022	$ 32,110